CLAYMORE EXCHANGE-TRADED FUND TRUST

                   Claymore/KLD Sudan Free Large-Cap Core ETF
                       Claymore/BBD High Income Index ETF
               Claymore/Robeco Boston Partners Large-Cap Value ETF
             Claymore/Morningstar Information Super Sector Index ETF
              Claymore/Morningstar Services Super Sector Index ETF
            Claymore/Morningstar Manufacturing Super Sector Index ETF


Supplement to the currently effective Prospectus for the above listed Funds:

     Each Fund's fiscal year end has been changed to May 31. All references in each Fund's Prospectus to the Fund's fiscal year end of August 31 and to the Fund's annual report dated as of August 31, 2008 are hereby replaced with May 31 and May 31, 2009, respectively.



                       Claymore Exchange-Traded Fund Trust
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               Please Retain This Supplement for Future Reference


September 26, 2007

                       CLAYMORE EXCHANGE-TRADED FUND TRUST

                   Claymore/KLD Sudan Free Large-Cap Core ETF
                       Claymore/BBD High Income Index ETF
               Claymore/Robeco Boston Partners Large-Cap Value ETF
             Claymore/Morningstar Information Super Sector Index ETF
              Claymore/Morningstar Services Super Sector Index ETF
            Claymore/Morningstar Manufacturing Super Sector Index ETF


Supplement to the currently effective Statement of Additional Information for the above listed Funds:

     Each Fund's fiscal year end has been changed to May 31. All references in each Fund's Statement of Additional Information to the Fund's fiscal year end of August 31 are hereby replaced with May 31.



                       Claymore Exchange-Traded Fund Trust
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               Please Retain This Supplement for Future Reference


September 26, 2007